Contingencies and Commitments - Schedule of Subsidiary Established a Guarantee in an Insurance Policy (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Shares received as collateral for simultaneous transactions:
Santiago Securities Exchange, Stock Exchange	$ 23,244	$ 9,171
Electronic Chilean Securities Exchange, Stock Exchange	37,559	32,024
Fixed income securities delivered to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	9,840	7,843
Fixed income securities as collateral for the Santiago Stock Exchange	2,148	2,148
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange		4,744
Cash guarantees received for operations with derivatives	8,477	3,931
Cash guarantees for operations with derivatives	2	4,043
Equity securities received for operations with derivatives:
Electronic Chilean Securities Exchange, Stock Exchange		101
Depósito Central de Valores S.A.	1,635	2,227
Total	$ 82,905	$ 66,232